Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable
8. Notes Payable
Notes payable outstanding were $0 and $248,911 at September 30, 2022 and December 31, 2021, respectively.
Note Payable to CEO
On February 5, 2020 (the “Issue Date”), the Company issued a note payable to its CEO (the “CEO Note”) in the face amount of $245,250 bearing 1.59% APR simple interest in exchange for cash. The net proceeds of
$245,250 were used as working capital by the Company.
The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note
. If an event of default occurred and continued, the Company agreed to issue a warrant to the holder with a strike price of $
4.87
per share for a number of shares equal to 150% of the value of the loan. The Company assessed the terms and features of the CEO Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.
On June 13, 2020, the holder of the CEO Note and the Company entered into a restated agreement (the “CEO Restated Note”). The CEO Restated Note in the amount of $248,911 extended the stated maturity date of the CEO Note from the earlier of the sixth month following the (original) Issue Date or the date the Company has sufficient funds to repay the note to the earlier of the 30th month following the (original) Issue Date or the date the Company has sufficient funds to repay the CEO Restated Note. The Issue Date, February 5, 2020, remained unchanged. In addition, the interest rate was reduced, effective as of the Issue Date, from 1.59% APR to 0.25%. The CEO Restated Note also changed the exercise price of the warrant from $4.87 to $4.81 per share in the case of any default. The other provisions of the CEO Restated Note remained the same, in all material respects, to the CEO Note. The Company and its CEO agreed that the CEO Restated Note would not be repaid for a minimum of 12 months following the closing of its initial public offering. The principal balance of the CEO Note was $248,911 at December 31, 2021. The principal balance plus accrued and unpaid interest on the CEO Note were settled in full, without adjustment, in cash on January 3, 2022.

4. Notes Payable
Notes payable outstanding were $248,911 and $318,995 at December 31, 2021 and 2020, respectively.

	12/31/2021	12/31/2020
2019 Note	$—	$—
Fifth Restated Note	—	42,534
2019 CFO Note	—	—
PPP Note	—	27,550
CEO Restated Note	248,911	248,911

Total notes payable	$248,911	$318,995

Future principal payments on the notes payable as of December 31, 2021 are as follows:

Year ended December 31,
2022	$248,911
2023	—
2024	—
2025	—
2026	—

Total notes payable	$248,911

Revolving Demand Promissory Note
On January 1, 2019, the Company issued a note (the “2019 Note”) in the face amount of $98,419 bearing 5.25% APR simple interest as payment for the balance due on a 2018 note that matured on
January 1, 2019
. The 2019 Note matured and was settled on
January 1, 2020
(see below). The Company assessed the terms and features of the 2019 Note in order to identify any potential embedded features that would require bifurcation. The Company concluded that these features are not clearly and closely related to the host instrument, and represent derivative instruments required to be re-measured
at fair value at each reporting date. During 2019, the value of the derivative instruments was not material.
On January 1, 2020, the Company issued a note (the “2020 Note”) in the face amount of $103,586 bearing 5.25% APR simple interest as settlement in full on the 2019 Note that matured on January 1, 2020. The 2020 Note had a January 1, 2021 maturity date. Upon occurrence of certain conditions including the sale of a division of the Company or upon the date on which the Company closes on certain financings, the due date for some or all of the unpaid principal and accrued and unpaid interest may have become accelerated. The Company assessed the terms and features of the 2020 Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.
On June 30, 2020, the holder of the 2020 Note and the Company entered into an agreement to settle the 2020 Note early. As full consideration and settlement of the 2020 Note’s June 30 principal balance plus accrued and unpaid interest in the amount of $106,334, the Company issued a new promissory note to the holder in the amount of $42,534 (the “Fifth Restated Note”) with substantially similar terms as the 2020 Note and it matures on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, and January 1, 2021. In addition, the holder subscribed for the purchase of 11,594 unregistered shares of the Company’s common stock at a subscription price of $63,800, or $5.50 per share. The issuance of shares under the subscription agreement and the issuance of the Fifth Restated Note satisfied the payoff of the 2020 Note without premium or discount. The Company consummated its IPO on December 28, 2020 and the principal balance of the Fifth Restated Note plus accrued and unpaid interest was settled in full, without adjustment, in cash on January 1, 2021.
Note Payable to CEO
On February 5, 2020 (the “Issue Date”), the Company issued a note payable to its CEO (the “CEO Note”) in the face amount of $245,250 bearing 1.59% APR simple interest in exchange for cash. The net proceeds of $245,250 were used as working capital by the Company. The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note. If an event of default occurred and continued the Company agreed to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan. The Company assessed the terms and features of the CEO Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.
On June 13, 2020, the holder of the CEO Note and the Company entered into a restated agreement (the “CEO Restated Note”). The CEO Restated Note in the amount of $248,911 extended the stated maturity date of the CEO Note from the earlier of the sixth month following the (original) Issue Date or the date the Company has sufficient funds to repay the note to the earlier of the 30th month following the (original) Issue Date or the date the Company had sufficient funds to repay the CEO Restated Note. The Issue Date, February 5, 2020, is unchanged. In addition, the interest rate was reduced, effective as of the Issue Date, from 1.59% APR to 0.25%. The CEO Restated Note also changed the exercise price of the warrant from $4.87 to $4.81 per share in the case of any default. The other provisions of the CEO Restated Note remained the same, in all material respects, to the CEO Note. The Company and its CEO have agreed that the CEO Restated Note will not be repaid for a minimum of 12 months following the closing of its initial public offering. The principal balance of the CEO note was $248,911 at December 31, 2021. The principal balance plus accrued and unpaid interest on the CEO Note were settled in full, without adjustment, in cash on January 3, 2022.
The Paycheck Protection Program Loan (the “PPP Loan”)
On May 4, 2020, the Company received $27,550 in loan proceeds as part of the Federal CARES Act Paycheck Protection Program (the “PPP Act” or “PPP”) with a 1% annual interest rate. The loan carried certain provisions to provide that if the Company expended not less than 60% of the loan proceeds on qualified payroll costs that the principal and accrued interest on the loan would be forgiven. The lender and the Small Business Administration determined that the Company met the contractual conditions for forgiveness of the entire PPP Loan plus accrued interest and it was forgiven in 2021.
Note Payable to CFO
In December 2019, the Company issued a revolving demand promissory note (the “2019 CFO Note”) to its CFO (the owner of Flagship Consulting, Inc. “Flagship”) in the amount of $275,375 plus up to $300,000 for future CFO services to be rendered to the Company. The 2019 CFO Note replaced a note issued in 2018 (the “2018 Flagship Note”) which matured on December 31, 2019. The $275,375 due to its CFO in December 2019 included the amounts due on the 2018 Flagship Note, plus accrued and unpaid interest, plus the additional amounts due under the 2018 Flagship Agreement (which agreement provided for CFO services to be rendered to the Company). The 2019 CFO Note plus accrued and unpaid interest at 5% APR matured on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, or December 31, 2021. The Company assessed the terms and features of the 2019 CFO Note, including the contingent acceleration of obligations under an event of default and the contingent prepayment features in order to identify any potential embedded features that would require bifurcation. The Company concluded that these features are not clearly and closely related to the host instrument, and represent derivative instruments required to be re-measured
at fair value on each reporting date. At December 31, 2019, the Company determined that the value of these features was not material and, therefore, was not recorded as a separate item on the consolidated balance sheet.
The principal plus accrued and unpaid interest on the 2019 CFO Note was $386,013 when it was settled early on August 31, 2020. On August 31, 2020, the Company issued an amended and restated second convertible demand promissory note to Flagship (the “2020 Flagship Note”) in the face amount of $386,013 as full consideration of the 2019 CFO Note plus an additional sum of up to $300,000 as is accrued for unpaid fees for services rendered after December 31, 2019. The 2020 Flagship Note matured on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, or December 31, 2021, and bears an annual simple interest rate of 5%.
The 2020 Flagship Note included an automatic conversion provision which provided that if, on or before October 31, 2020, the Company consummated an initial public offering, the then unpaid principal plus accrued interest of the 2020 Flagship Note would automatically be converted into shares of the Company’s common stock. The conversion price per share would be the IPO price.

The 2020 Flagship Note was amended on October 30, 2020 to extend the automatic conversion provision to provide that if, on or before December 31, 2020, the Company consummates an initial public offering, the then unpaid principal plus accrued interest of the 2020 Flagship Note shall automatically convert into shares of the Company’s common stock. The conversion price per share shall be the initial public offering price.
Upon the December 28, 2020 consummation of the Company’s IPO, the principal balance plus accrued and unpaid interest on the 2020 Flagship Note, totaling $441,432, was converted into 44,143 shares of common stock at the IPO price of $10.00 per share.